UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08885

                                     Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point     Lincolnshire, IL                     60069

                                     (Address of principal executive offices)                 (Zip code)

Jim M. Flynn, 4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 295-5000

Date of fiscal year end:     December 31, 2015

Date of reporting period:     June 30, 2015

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/15 to 6/30/15)
Actual	$1,000.00	$1,000.10	0.23%	$1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

ASSETS
Investment:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$850,590,482
Receivables:
Administration fees (Note 3)	314,319
Withdrawals from the Master Portfolio	197,897

Total Assets	851,102,698

LIABILITIES
Payables:
Capital shares redeemed	197,897
Accrued Trustees fees	23,708
Accrued shareholder servicing fees	485,304
Other accrued expenses	180,258

Total Liabilities	887,167

NET ASSETS	$850,215,531

Net assets consist of:
Paid-in capital	$850,186,561
Undistributed net investment income	257
Accumulated net realized gain	28,713

NET ASSETS	$850,215,531

Shares outstanding	850,185,449

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,075,702
Expenses[1]	(293,432)

Net investment income allocated from Master Portfolio	782,270

FUND EXPENSES (Note 3)
Administration fees	2,305,427
Shareholder servicing fees	1,048,284
Registration costs	49,514
Printing costs	67,094
Fund accounting fees and transfer agent fees	47,791
Trustees fees	39,612
Legal fees	32,472
Audit fees	13,930

Total fund expenses	3,604,124

Fees reimbursed by Hewitt Associates LLC (Note 3)	(2,916,494)

Total Net Expenses	687,630

NET INVESTMENT INCOME	94,640

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	21,362

Net gain on investments	21,362

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,002

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $5,953.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$94,640	$146,604
Net realized gain	21,362	60,749

Net increase in net assets resulting from operations	116,002	207,353

Distributions to shareholders:
From net investment income	(94,640)	(146,604)
From net realized gain	–	(56,296)

Total distributions to shareholders	(94,640)	(202,900)

Capital share transactions (Note 6):
Net capital share transactions	15,888,323	(1,206,614)

Net increase (decrease) in net assets resulting from capital share transactions	15,888,323	(1,206,614)

Increase (decrease) in net assets	15,909,685	(1,202,161)
NET ASSETS:
Beginning of Period	834,305,846	835,508,007

End of Period	$850,215,531	$834,305,846

Undistributed net investment income included in net assets at end of period	$257	$257

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00	0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gain	–	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[2]	0.02%	0.03%	0.03%	0.03%	0.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$850,216	$834,305	$835,508	$689,795	$553,776	$403,850
Ratio of net expenses to average net assets[3]	0.23%[4]	0.21%[4]	0.24%[4]	0.32%[4]	0.27%[4]	0.31%[4]
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3]	0.96%	0.97%	0.98%	0.97%	0.98%	1.02%
Ratio of net investment income to average net assets[3]	0.02%[4]	0.02%[4]	0.02%[4]	0.02%[4]	0.02%[4]	0.02%[4]
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[3]	(0.71)%	(0.74)%	(0.72)%	(0.63)%	(0.70)%	(0.68)%

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Not annualized.
[3]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[4]

Ratios for the six months ended June 30, 2015 and the years ended December 31, 2010, 2011, 2012, 2013 and 2014 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”) at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (2.25% of total Master Portfolio net assets as of June 30, 2015).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2015, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 2 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to the share class based on its relative net assets.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

3.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six month ended June 30, 2015, Hewitt Associates reimbursed the Fund $2,916,494 for expenses related to this agreement.

Under the Administration Agreement, the Fund will be obligated to reimburse Hewitt for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the six months ended June 30, 2015, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

Hewitt Associates and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BAL a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

4.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2015.

As of December 31, 2014, the tax year end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of June 30, 2015, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2014.

The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

5.	Principal Risks

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (concluded)

6.	Capital Share Transactions

As of June 30, 2015, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	164,000,870	$164,000,870	321,143,223	$321,143,223
Shares issued in reinvestments of dividends	94,645	94,645	202,900	202,900
Shares redeemed	(148,207,192)	(148,207,192)	(322,552,737)	(322,552,737)

Net increase (decrease)	15,888,323	$15,888,323	(1,206,614)	$(1,206,614)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended December 31, 2014. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

June 30, 2015 (Unaudited)

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	38%
Commercial Paper	28
Repurchase Agreements	22
Time Deposits	5
U.S. Government Sponsored Agency Obligations	4
Corporate Notes	1
U.S. Treasury Obligations	1
Other Assets Less Liabilities	1

Total	100%

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic – 6.2%
Bank of America N.A.:
0.23%, 7/07/15	$200,000	$200,000,000
0.27%, 9/02/15	191,800	191,800,000
0.24%, 9/21/15	220,000	220,000,000
0.29%, 10/05/15	186,000	186,000,000
0.28%, 10/13/15	100,000	100,000,000
0.35%, 11/16/15	100,000	100,000,000
State Street Bank & Trust[a]:
0.32%, 10/01/15	149,000	149,000,000
0.33%, 10/23/15	215,250	215,250,000
Wells Fargo Bank NAa:
0.27%, 7/09/15	134,000	134,000,000
0.28%, 7/23/15	50,000	50,000,652
0.31%, 9/08/15	150,000	150,000,000
0.28%, 11/30/15	132,924	132,924,000
0.19%, 12/08/15	102,750	102,750,000
0.32%, 2/12/16	100,000	100,000,000
0.32%, 2/18/16	150,000	150,000,000
0.32%, 4/01/16	177,500	177,500,000
		2,359,224,652
Yankee[b] – 31.5%
Bank of Montreal, Chicago[a]:
0.27%, 7/06/15	100,000	100,000,077
0.27%, 7/21/15	150,000	150,000,000
0.26%, 8/07/15	75,000	75,000,000
0.28%, 10/09/15	100,000	100,000,000
0.28%, 10/13/15	100,000	100,000,000
0.29%, 10/13/15	75,000	75,000,000
0.30%, 12/10/15	200,000	200,000,000
0.30%, 1/07/16	140,000	140,000,000

Certificates of Deposit	Par (000)	Value
Bank of Nova Scotia, Houston[a]:
0.33%, 9/11/15	$45,885	$45,921,270
0.27%, 10/08/15	150,000	150,000,000
0.28%, 11/06/15	65,000	65,000,000
0.29%, 11/06/15	150,000	150,000,000
0.35%, 3/18/16	75,000	75,000,000
0.34%, 4/15/16	92,000	92,000,000
0.35%, 6/06/16	100,000	100,000,000
Bank of Tokyo Mitsubishi UFJ Ltd., New York:
0.30%, 10/06/15	75,000	75,000,000
0.40%, 1/07/16[a]	246,000	246,000,000
BNP Paribas SA, New York:
0.36%, 7/07/15[a]	100,000	100,002,234
0.30%, 9/23/15	265,000	265,000,000
Canadian Imperial Bank of Commerce, New York:
0.15%, 7/01/15	300,000	300,000,000
0.28%, 8/21/15[a]	48,685	48,684,660
0.25%, 10/19/15[a]	200,000	200,000,000
0.28%, 10/21/15[a]	150,000	150,000,000
0.30%, 1/26/16[a]	97,100	97,100,000
0.33%, 5/23/16[a]	400,000	400,000,000
0.25%, 6/01/16[a]	250,000	250,000,000
Credit Agricole Corporate & Investment Bank, New York,
0.30%, 8/03/15	405,000	405,000,000
Credit Industriel et Commercial, New York:
0.39%, 9/03/15	100,000	100,000,000
0.25%, 9/08/15	260,000	260,000,000
0.32%, 9/16/15[a]	152,250	152,250,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 7/02/15	$100,000	$100,000,000
0.25%, 7/06/15	100,000	100,000,000
0.32%, 8/06/15[a]	250,000	250,000,000
0.34%, 11/12/15[a]	50,000	50,000,000
Mizuho Bank Ltd., New York:
0.26%, 7/13/15	300,000	300,000,000
0.27%, 7/22/15	100,000	100,000,000
0.27%, 8/06/15	150,000	150,000,000
0.26%, 8/24/15	250,000	250,000,000
0.28%, 9/18/15	100,000	100,000,000
0.34%, 10/21/15[a]	252,000	252,000,000
0.34%, 11/30/15[a]	100,000	99,999,989
National Bank of Canada, New York[a]:
0.30%, 10/20/15	268,500	268,500,000
0.34%, 12/24/15	265,000	265,000,000
Natixis, New York:
0.28%, 7/01/15	400,000	400,000,000
0.27%, 9/09/15	250,000	250,000,000
Norinchukin Bank, New York:
0.28%, 7/02/15	200,000	200,000,000
0.32%, 7/16/15[a]	206,000	206,000,000
0.25%, 9/08/15	500,000	500,000,000
0.27%, 9/23/15	300,000	300,000,000
0.34%, 10/20/15[a]	8,500	8,500,000
0.34%, 11/12/15[a]	100,000	100,000,000
Rabobank Nederland, New York:
0.27%, 8/18/15	135,500	135,500,000
0.28%, 12/21/15[a]	285,000	285,000,000
0.30%, 1/11/16[a]	280,000	280,000,000

Certificates of Deposit	Par (000)	Value
Royal Bank of Canada, New York[a]:
0.28%, 10/14/15	$127,900	$127,900,000
0.28%, 11/10/15	65,000	65,000,000
0.30%, 3/16/16	200,000	200,000,000
Standard Chartered Bank, New York,
0.30%, 9/11/15	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 7/06/15	130,000	130,000,000
0.33%, 8/25/15[a]	175,000	175,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.32%, 7/08/15	200,000	200,000,000
0.26%, 9/08/15	220,000	220,000,000
Toronto-Dominion Bank, New York:
0.24%, 7/16/15	75,275	75,275,156
0.30%, 8/10/15	200,000	200,000,000
0.24%, 10/06/15[a]	50,000	50,000,000
0.27%, 11/10/15[a]	135,000	135,000,000
0.29%, 1/26/16[a]	150,000	150,000,000
0.30%, 2/25/16[a]	100,000	100,000,000
UBS AG, Stamford,
0.25%, 7/31/15	100,000	100,000,000
Westpac Banking Corp., New York,
0.28%, 10/28/15[a]	150,000	150,000,000
		11,895,633,386
Total Certificates of Deposit – 37.7%		14,254,858,038

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
ABN Amro Funding USA LLC[c]:
0.26%, 7/13/15	$15,000	$14,998,700
0.29%, 9/02/15	170,000	169,913,725
0.27%, 9/08/15	25,000	24,987,062
0.29%, 9/24/15	214,000	213,853,469
ANZ New Zealand International Ltd.[a]:
0.30%, 9/08/15	142,500	142,500,000
0.29%, 10/01/15[d]	150,000	150,000,000
0.30%, 11/05/15[d]	200,000	200,000,000
0.33%, 6/03/16[d]	50,000	50,000,000
Atlantic Asset Securitization LLC,
0.27%, 8/17/15[c]	108,579	108,540,726
Australia & New Zealand Banking Group Ltd.,
0.28%, 11/13/15[a]	100,000	100,000,000
AutoZone, Inc.[c]:
0.40%, 7/06/15	27,600	27,598,467
0.40%, 7/07/15	27,950	27,948,137
0.40%, 7/24/15	40,800	40,789,573
Bank of Nova Scotia (The):
0.26%, 8/03/15[c]	25,000	24,994,042
0.27%, 8/21/15[c]	75,000	74,971,844
0.31%, 12/09/15ad	185,000	185,000,000
Bedford Row Funding Corp.:
0.30%, 8/05/15cd	100,000	99,970,833
0.29%, 10/01/15ad	7,000	7,000,000
0.31%, 11/20/15[a]	24,750	24,750,000
0.32%, 2/05/16[a]	100,000	100,000,000
0.33%, 2/26/16[a]	65,000	65,000,000
0.32%, 3/07/16ad	50,000	50,000,000
0.34%, 5/10/16[a]	100,000	100,000,000

Commercial Paper	Par (000)	Value
Bennington Stark Capital Co.[c]:
0.24%, 7/06/15	$200,000	$199,993,333
0.25%, 7/07/15	100,000	99,995,833
0.25%, 7/24/15	120,000	119,980,833
BNP Paribas SA, New York,
0.03%, 7/01/15[c]	300,000	300,000,000
Chariot Funding LLC[c]:
0.27%, 7/02/15[d]	73,850	73,849,446
0.28%, 8/27/15	40,000	39,982,267
Ciesco LLC,
0.32%, 11/05/15[c]	75,000	74,915,333
Collateralized Commercial Paper Co. LLC:
0.30%, 7/01/15[c]	150,000	150,000,000
0.46%, 10/13/15[c]	200,000	199,734,222
0.30%, 10/19/15[c]	119,000	118,890,917
0.36%, 12/07/15[a]	50,000	50,000,000
Commonwealth Bank of Australia:
0.24%, 7/20/15[a]	110,000	109,999,756
0.27%, 7/23/15ad	100,000	99,999,694
0.22%, 9/29/15[c]	200,000	199,887,500
0.28%, 10/23/15[a]	155,000	155,000,000
0.29%, 10/29/15[a]	72,000	71,997,851
0.26%, 12/02/15ad	75,000	75,000,000
0.28%, 2/19/16[a]	100,000	100,000,000
0.29%, 2/26/16[a]	150,000	150,000,000
0.29%, 3/29/16ad	100,000	100,000,000
0.30%, 3/30/16[a]	100,000	100,000,000
0.30%, 4/29/16[a]	48,000	48,000,000
0.34%, 5/20/16[a]	100,000	99,981,841
Credit Suisse, New York,
0.26%, 9/11/15[c]	2,000	1,998,960
Deutsche Telekom AGc:
0.37%, 7/13/15	25,000	24,996,917
0.45%, 7/27/15	150,000	149,951,250

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
General Electric Capital Corp.,
0.25%, 7/27/15[c]	$150,000	$149,972,917
HSBC Bank PLC[a]:
0.25%, 7/06/15	175,000	175,000,000
0.27%, 10/16/15	219,000	219,000,058
0.28%, 10/23/15[d]	119,500	119,500,000
0.32%, 2/05/16	200,000	200,000,000
Hyundai Capital America,
0.55%, 7/02/15[c]	44,100	44,099,326
ING US Funding LLC,
0.25%, 7/06/15[c]	175,000	174,993,403
Jupiter Securitization Co. LLC,
0.28%, 8/27/15[c]	45,000	44,980,050
Kellogg Co.,
0.40%, 7/08/15[c]	9,500	9,499,261
Kells Funding LLC,
0.29%, 10/09/15ad	150,000	149,995,231
LMA Americas LLC[c]:
0.26%, 8/11/15[d]	114,650	114,616,051
0.27%, 8/20/15	183,900	183,831,712
0.27%, 9/02/15[d]	70,000	69,966,925
Mondelez International, Inc.[c]:
0.42%, 7/06/15	90,000	89,994,806
0.41%, 7/07/15	25,000	24,998,292
Motiva Enterprises LLC,
0.43%, 7/06/15[c]	45,000	44,997,292
National Australia Bank Ltd.[a]:
0.28%, 10/08/15	150,000	150,000,000
0.27%, 11/04/15	200,000	200,000,000
0.29%, 11/04/15[d]	100,000	100,000,423
0.27%, 11/09/15[d]	200,000	200,000,000
National Australia Funding Delaware, Inc.ad:
0.28%, 8/11/15	150,000	150,000,000
0.24%, 8/18/15	150,000	149,998,168

Commercial Paper	Par (000)	Value
Natixis, New York,
0.28%, 8/31/15[c]	$100,000	$99,952,556
Nederlandse Waterschapsbank NV,
0.33%, 12/22/15[a]	50,000	50,000,000
Nissan Motor Acceptance Corp.[c]:
0.36%, 7/15/15	50,000	49,993,000
0.37%, 7/20/15	47,500	47,490,724
0.35%, 7/24/15	50,000	49,988,819
Nordea Bank ABc:
0.24%, 7/06/15	150,000	149,994,896
0.30%, 10/19/15	150,000	149,862,500
Old Line Funding LLC,
0.27%, 7/06/15[c]	72,951	72,948,264
Skandinaviska Enskilda Banken ABc:
0.24%, 9/14/15	150,000	149,925,000
0.25%, 9/23/15	250,000	249,854,167
Southern California Edison Co.[c]:
0.30%, 7/01/15	25,000	25,000,000
0.30%, 7/09/15[d]	20,000	19,998,667
0.30%, 7/13/15[d]	25,000	24,997,500
Sumitomo Mitsui Banking Corp.,
0.27%, 7/02/15[c]	75,000	74,999,437
Sumitomo Mitsui Trust Bank Ltd.,
0.25%, 7/06/15[c]	200,000	199,993,056
Svenska Handelsbanken, Inc., New York,
0.26%, 7/02/15[c]	150,000	149,998,917
Thunder Bay Funding LLC:
0.27%, 8/03/15[c]	9,000	8,997,772
0.30%, 12/14/15[a]	45,000	45,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Toyota Credit Canada Inc.,
0.27%, 7/30/15[c]	$55,000	$54,988,037
Toyota Motor Credit Corp.[c]:
0.25%, 7/30/15	45,000	44,990,937
0.20%, 9/15/15	200,000	199,915,556
Versailles Com Paper LLC[c]:
0.25%, 7/20/15	50,000	49,993,403
0.25%, 8/03/15	50,000	49,988,542
0.27%, 9/08/15	25,000	24,987,062
0.27%, 9/17/15	50,000	49,970,750
0.27%, 9/18/15[d]	50,000	49,970,375
0.27%, 9/22/15	50,000	49,968,875
0.27%, 9/25/15	100,000	99,935,500
Virginia Electric & Power Co.,
0.40%, 7/23/15[c]	10,000	9,997,556
Westpac Banking Corp.[a]:
0.27%, 7/30/15[d]	150,000	150,000,000
0.27%, 3/18/16	112,000	112,000,000
0.28%, 3/18/16	25,000	25,000,000
0.27%, 4/01/16	150,000	150,000,000
Westpac Securities NZ Ltd., Londonad:
0.30%, 8/13/15	175,000	175,000,000
0.32%, 5/06/16	50,000	50,000,000
Total Commercial Paper – 28.2%		10,648,118,314
Corporate Notes
Nederlandse Waterschapsbank NV,
0.37%, 11/04/15ad	50,000	50,016,484
Province of Nova Scotia Canada,
2.38%, 7/21/15	9,167	9,177,486

Corporate Notes	Par (000)	Value
Svenska Handelsbanken AB,
0.31%, 11/13/15ad	$295,800	$295,800,000
The Toronto-Dominion Bank,
2.20%, 7/29/15[d]	41,000	41,057,483
Wells Fargo Bank NA,
0.56%, 7/20/15[a]	49,000	49,006,883
Total Corporate Notes – 1.2%		445,058,336
Time Deposits
Bank of Tokyo-Mitsubishi Ltd.,
0.04%, 7/01/15	350,000	350,000,000
Nordea Bank AB,
0.04%, 7/01/15	450,000	450,000,000
Skandinaviska Enskilda Banken AB,
0.04%, 7/01/15	207,000	207,000,000
Svenska Handelsbanken AB,
0.04%, 7/01/15	900,000	900,000,000
Total Time Deposits – 5.1%		1,907,000,000
U.S. Government Sponsored Agency Obligations
Fannie Mae,
0.20%, 1/26/17[a]	80,000	79,987,158
Federal Farm Credit Bank[a]:
0.24%, 2/24/16	$79,750	$79,771,323
0.23%, 3/29/16	100,000	99,992,463
0.20%, 8/01/16	75,000	74,991,755
0.16%, 10/03/16	74,500	74,481,674
0.28%, 11/21/16	32,000	32,038,485
0.20% 1/30/17	150,000	149,951,739
0.23%, 3/24/17	50,000	50,004,650
0.21%, 3/29/17	100,000	99,983,362
0.22%, 7/13/17	100,000	99,958,652
0.18%, 7/20/17	50,000	49,982,447

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
0.24%, 9/13/17	115,000	115,000,000
0.22%, 10/27/17	145,000	144,929,584
0.25%, 3/02/18	68,000	67,999,009
Federal Home Loan Bank:
0.08%, 7/31/15[c]	3,500	3,499,752
0.21%, 9/17/15[a]	100,000	99,996,679
0.18%, 5/20/16[a]	90,000	89,987,759
0.19%, 5/27/16[a]	35,000	34,995,185
Total U.S. Government Sponsored Agency Obligations – 3.8%		1,447,551,676
U.S. Treasury Obligation – 0.8%
U.S. Treasury Bill,
0.27%, 6/23/16[c]	320,000	319,147,164

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.28%, 7/01/15 (Purchased on 6/10/15 to be repurchased at $95,015,517, collateralized by various Corporate Debt Obligations, 0.12% to 7.70%, due 5/01/17 to 10/01/62, original par and fair values of $90,827,241 and $101,650,001, respectively)	$95,000	$95,000,000
Total Value of Barclays Capital, Inc., (collateral value of $101,650,001)		95,000,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.15%, 7/01/15 (Purchased on 10/07/14-10/16/14 to be repurchased at $166,183,437, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligations, 0.10% to 8.38%, due 1/8/16 to 4/25/46, original par and fair values of $574,302,584 and $174,780,057, respectively)	166,000	166,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $174,780,057)		166,000,000
Citigroup Global Markets, Inc., 0.10%, 7/01/15 (Purchased on 9/29/14 to be repurchased at $1,000,764, collateralized by various U.S. Treasury Obligations, 0.38% to 3.63%, due 2/15/16 to 8/15/43, original par and fair values of $1,018,191 and $1,020,001, respectively)	$1,000	$1,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.10%, 7/01/15 (Purchased on 6/30/14 to be repurchased at $100,000,278, collateralized by various U.S. Treasury Obligations, 2.00%, due 1/15/16, original par and fair values of $83,602,200 and $102,000,070, respectively)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $103,020,071)		101,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $961,133,679 collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 5/25/23 to 9/28/56, original par and fair values of $1,584,802,874 and $1,201,405,030, respectively)	$961,123	$961,123,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 7/07/15 (Purchased on 6/30/15 to be repurchased at $250,019,444, collateralized by various Corporate Debt Obligations, 0.00% to 3.50%, due 10/25/29 to 2/25/55, original par and fair values of $519,586,900 and $312,502,007, respectively)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.64%, 8/04/15 (Purchased on 6/30/15 to be repurchased at $400,000,256 collateralized by various Corporate Debt Obligations, 0.00% to 7.20%, due 2/10/18 to 9/25/58, original par and fair values of $841,123,369 and $500,000,689, respectively)[e]	$400,000	$400,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,013,907,726)		1,611,123,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.07%, 7/01/15 (Purchased on 6/29/15 to be repurchased at $1,500,005,833, collateralized by a U.S. Treasury Obligation, 8.00%, due 11/15/21, original par and fair value of $1,090,913,400 and $1,500,005,925 respectively)	1,500,000	1,500,000,000
Federal Reserve Bank of New York, 0.05%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $2,000,002,778, collateralized by a U.S. Treasury Obligation, 3.13%, due 11/15/41, original par and fair value of $1,980,051,300 and $2,000,002,792, respectively)	$2,000,000	$2,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $3,500,008,717)		3,500,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 7/01/15 (Purchased on 6/24/15 to be repurchased at $563,017,516, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.46%, due 2/25/18 to 11/25/46, original par and fair values of $12,125,821,264 and $607,521,903, respectively)	563,000	563,000,000
Goldman Sachs & Co., 0.16%, 7/02/15 (Purchased on 6/25/15 to be repurchased at $34,001,058, collateralized by various U.S. Government Sponsored Agency Obligations, 1.36% to 6.01%, due 7/20/43 to 8/16/52, original par and fair values of $354,753,257 and $36,576,135, respectively)	$34,000	$34,000,000
Total Value of Goldman Sachs & Co. (collateral value of $644,098,038)		597,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.17%, 7/01/15 (Purchased on 8/01/14-10/07/14 to be repurchased at $100,129,247, collateralized by various Corporate Debt Obligations, 3.75% to 8.25%, due 01/15/17 to 09/15/25, original par and fair values of $99,249,000 and $105,004,913, respectively)	100,000	100,000,000
HSBC Securities (USA) Inc., 0.25%, 7/01/15 (Purchased on 3/11/14-8/04/14 to be repurchased at $170,448,542, collateralized by various Corporate Debt Obligations, 0.47% to 5.46%, due 6/15/16 to 1/15/49, original par and fair values of $183,177,124 and $178,504,092, respectively)	$170,000	$170,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $283,509,005)		270,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.40%, 7/01/15 (Purchased on 3/25/13 to be repurchased at $60,552,000, collateralized by various Corporate Debt Obligations, 0.24% to 8.45%, due 12/25/29 to 4/12/49, original par and fair values of $199,663,428 and $75,002,203, respectively)	60,000	60,000,000
J.P. Morgan Securities LLC, 0.47%, 8/04/15 (Purchased on 6/30/15 to be repurchased at $150,070,500, collateralized by various Corporate Debt Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% to 7.46%, due 9/25/20 to 12/20/54, original par and fair values of $1,962,823,169 and $160,503,207, respectively)[e]	$150,000	$150,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.55%, 8/04/15 (Purchased on 6/30/15 to be repurchased at $150,082,500, collateralized by various Corporate Debt Obligations, 0.00% to 4.74%, due 4/15/26 to 9/1/42, original par and fair values of $278,576,007 and $187,501,070, respectively)[e]	150,000	150,000,000
J.P. Morgan Securities LLC, 0.58%, 8/19/15 (Purchased on 5/19/15 to be repurchased at $126,186,760, collateralized by various Corporate Debt Obligations, 0.32% to 9.19%, due 1/19/25 to 5/25/47, par and fair values of $557,784,938 and $157,502,734, respectively)	$126,000	$126,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.66%, 9/29/15 (Purchased on 6/30/14 to be repurchased at $150,253,000, collateralized by various Corporate Debt Obligations, 0.00% to 6.42%, due 5/25/23 to 3/9/47, original par and fair values of $244,802,730 and $187,503,099, respectively)[e]	150,000	150,000,000
J.P. Morgan Securities LLC, 0.78%, 9/29/15 (Purchased on 6/30/14 to be repurchased at $200,398,667, collateralized by various Corporate Debt Obligations, 0.41% to 6.12%, due 11/25/17 to 7/25/48, original par and fair values of $1,531,655,769 and $249,916,753, respectively)[e]	$200,000	$200,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $1,017,929,066)		836,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 7/01/15 (Purchased on 6/24/15 to be repurchased at $262,008,151, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.51%, due 6/25/23 to 4/20/65, original par and fair values of $8,132,680,486 and $285,028,731, respectively)	262,000	262,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $1,000,003, collateralized by a U.S. Treasury Obligation, 0.00%, due 11/15/18, par and fair value of $1,062,246 and $1,020,000, respectively)	$1,000	$1,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $286,048,731)		263,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.12%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $180,000,600, collateralized by various Corporate Debt Obligations various U.S. Government Sponsored Agency Obligations, 0.00% to 9.13%, due 9/11/15 to 12/31/49, original par and fair values of $234,181,285 and $193,471,537, respectively)	180,000	180,000,000
RBC Capital Markets LLC, 0.13%, 7/01/15 (Purchased on 3/28/14 to be repurchased at $72,119,600, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.25%, due 8/03/15 to 6/15/45, original par and fair values of $74,476,708 and $75,600,000, respectively)	$72,000	$72,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 7/01/15 (Purchased on 6/12/14 to be repurchased at $51,070,720, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 9/26/16 to 6/1/45, original par and fair values of $57,040,522 and $53,550,001, respectively)	51,000	51,000,000
Total Value of RBC Capital Markets LLC (collateral value of $322,621,538)		303,000,000
Wells Fargo Securities LLC, 0.50%, 7/14/15 (Purchased on 4/15/15 to be repurchased at $93,131,269, collateralized by various Corporate Debt Obligations, 0.96% to 9.38%, due 12/1/15 to 6/15/67, original par and fair values of $91,980,117 and $97,665,751, respectively)	$93,015	$93,015,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.44%, 8/03/15 (Purchased on 5/5/15 to be repurchased at $150,165,000, collateralized by various Corporate Debt Obligations, 0.00%, due 7/01/15 to 9/8/15, original par and fair values of $157,661,191 and $157,500,001, respectively)	150,000	150,000,000
Wells Fargo Securities, LLC, 0.25%, 7/01/15 (Purchased on 8/5/14 to be repurchased at $320,733,333, collateralized by various Corporate Debt Obligations, 0.37% to 8.89%, due 4/15/16 to 4/17/52, original par and fair values of $698,194,690 and $342,400,000, respectively)	320,000	320,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2015 (Unaudited)

(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.44%, 8/04/15 (Purchased on 5/6/15 to be repurchased at $140,154,000, collateralized by various Corporate Debt Obligations, 0.01 to 10.75%, due 7/15/15 to 2/15/98, original par and fair values of $139,225,435 and $147,000,001, respectively)	$140,000	$140,000,000
Wells Fargo Securities, LLC, 0.68%, 9/14/15 (Purchased on 6/15/15 to be repurchased at $110,189,078, collateralized by various Corporate Debt Obligations, 0.00% to 5.77%, due 1/17/20 to 8/27/51, original par and fair values of $368,361,670 and $133,968,183, respectively)	110,000	110,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $878,533,936)		813,015,000
Total Repurchase Agreements – 22.6%		8,555,138,000
Total Investments – 99.4% (Cost – $37,576,871,528*)		37,576,871,528
Other Assets Less Liabilities – 0.6%		208,320,384

Net Assets – 100.0%		$37,785,191,912

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
[a]	Variable rate security. Rate shown is as of report date.
[b]	Issuer is a U.S. branch of foreign domiciled bank.
[c]	Rates shown are discount rates or a range of discount rates at the time of purchase.
[d]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

[e]	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

June 30, 2015 (Unaudited)

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master Portfolio’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of June 30, 2015, the following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

Investments[1]
Short-Term Securities
Assets
Level 1	–
Level 2	$37,576,871,528
Level 3	–

Total	$37,576,871,528

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, cash of $203,709,944 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended June 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Investments at value – unaffiliated[1]	$29,021,733,528
Repurchase agreements at value[2]	8,555,138,000
Cash	203,709,944
Interest receivable	7,408,200

Total Assets	37,787,989,672

LIABILITIES
Payables:
Investment advisory fees	2,363,944
Professional fees	143,634
Trustees’ fees	92,285
Withdrawals to investors	197,897

Total Liabilities	2,797,760

NET ASSETS	$37,785,191,912

NET ASSETS CONSIST OF
Investors’ capital	$37,785,191,912

[1] Investments at cost – unaffiliated	$29,021,733,528

[2] Repurchase agreements at cost – unaffiliated	$8,555,138,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$53,982,915

EXPENSES
Investment advisory	21,060,034
Independent Trustees	235,748
Professional	63,118

Total expenses	21,358,900
Less fees waived by the Manager	(6,616,876)

Total expenses after fees waived	14,742,024

NET INVESTMENT INCOME	39,240,891

REALIZED GAIN
Net realized gain from investments	1,076,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,317,788

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS FOR CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$39,240,891	$66,517,792
Net realized gain	1,076,897	3,145,559

Net increase in net assets resulting from operations	40,317,788	69,663,351

Capital Transactions
Proceeds from contributions	58,686,183,206	53,841,747,303
Value of withdrawals	(61,787,995,619)	(54,589,158,809)

Net decrease in net assets derived from capital transactions	(3,101,812,413)	(747,411,506)

NET ASSETS
Total decrease in net assets	(3,061,494,625)	(677,748,155)
Beginning of period	40,846,686,537	41,524,434,692

End of period	$37,785,191,912	$40,846,686,537

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31,
		2014	2013	2012	2011	2010
Total Return
Total return	0.09%[1]	0.16%	0.20%	0.27%	0.23%	0.27%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.19%[2]	0.16%	0.19%	0.27%	0.22%	0.26%

Supplemental Data
Net assets, end of period (000)	$37,785,192	$40,846,687	$41,524,435	$35,289,099	$28,528,047	$20,007,557

[1]	Aggregate total return.
[2]	Annualized.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Money Market Master Portfolio (the “Master Portfolio”).

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Other: Expenses directly related to a Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

3.	Securities and Other Investments:

Repurchase Agreements: The Master Portfolio may enter into repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of June 30, 2015 there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (the, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

4.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Money Market Master Portfolio	0.10%

The Manager has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2016. The Manager has also voluntarily agreed to waive investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income. The Manager may discontinue the voluntary waiver at any time. For the six months ended June 30, 2015, the amounts included in fees waived by the Manager in the Statement of Operations are as follows:

Money Market Master Portfolio	$6,318,010

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2016. The amounts waived are included in fees waived by the Manager in the Statements of Operations. For the six months ended June 30, 2015, such waiver amounts are as follows:

Money Market Master Portfolio	$298,866

MIP entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to receive compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

5.	Income Tax Information:

Money Market Master Portfolio is classified as a partnership for federal income tax purposes. As such, the investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for the of the four years ended December 31, 2014. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

6.	Principal Risks:

In the normal course of business, the Master Portfolio invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Master

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Master Portfolio’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Master Portfolio’ continues to evaluate their strategy to implement the new regulations.

7.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

ACTIVITIES AND COMPOSITION OF THE BOARD

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

THE AGREEMENT

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance relative to its peers, benchmark, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master Fund’s compliance with its compliance

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS – (continued)

policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the these products and services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENT

The Approval Process – Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS – (continued)

process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the placement of Master Portfolio interests and securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock – The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS – (continued)

Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock – The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the representative feeder fund ranked in the first quartile against its Lipper Performance Universe. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years.

The quartile standing of the representative feeder fund in its Lipper peer group takes into account the representative feeder fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Master Portfolio’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master Portfolio’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS – (continued)

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio – The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the first and second

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS – (continued)

quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board reviewed the expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Master Portfolio. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable the Master Portfolio to maintain minimum levels of daily net investment income, BlackRock and the Master Portfolio’s administrator have voluntarily agreed to waive a portion of its fees and/or reimburse the Master Portfolio’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale – The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members – The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

CONCLUSION

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS – (concluded)

Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective March 1, 2015, Charles Park resigned as Trust/MIP-Money Laundering Compliance Officer of the Trust/MIP and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust/MIP.

Effective May 18, 2015, Ian MacKinnon resigned as a Trustee of the Trust/MIP.

Hewitt Series Trust

Hewitt Money Market Fund

Semi-Annual Report

June 30, 2015

(Unaudited)

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	8/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	8/28/15

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	8/28/15